BALANCE SHEET DETAILS - Schedule of Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other current liabilities:
Warranty costs	$ 67	$ 53
Accrued professional fees	702	993
Accrued other taxes	878	36
Provision for LD	1,031	1,073
Contract deposits	604	349
Other	611	869
Total other current liabilities	$ 3,893	$ 3,373